DEBT OBLIGATIONS (Details 2) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
Debt Current
Bank and financial institutions	$ 26	$ 75
Term Loan JPY	91	0
Principal amount currently outstanding on the debt instruments	514	521
Current maturities of long term liabilities	950	989
Debt, Current, Total	$ 1,581	$ 1,585
Debt Current Additional Information
Debt Instrument Maturity Date	Jan. 01, 2026
Notes Payable To Banks [Member]
Debt Current Additional Information
Weighted average interest rate	4.35%
Convertible Debt [Member]
Debt Current Additional Information
Weighted average interest rate	0.25%
Term Loan JPY Ten Point Two Bilion [Member]
Debt Current Additional Information
Term Loan JP YLibor Plus 0.225 Percent	JPY Libor +0.225%